GENERAL	12 Months Ended
Dec. 31, 2022
General Abstract
GENERAL

NOTE 1 - GENERAL:

InMode Ltd. (separately and together with its subsidiaries, the “Company”) was incorporated on January 2, 2008 and commenced operations shortly thereafter. The Company’s headquarters are located in Israel. The Company is traded in the Nasdaq Global Select Market (the “Nasdaq”) since August 2019.

The Company designs, develops, manufactures and markets innovative minimally-invasive aesthetic medical products based on its proprietary radio frequency assisted lipolysis and deep subdermal fractional radio frequency technologies. These technologies are used to remodel subdermal adipose or fatty tissue in a variety of procedures including liposuction with simultaneous skin tightening, body and face contouring and ablative skin rejuvenation treatments, as well as, for use in certain women’s health conditions and procedures. In addition to the minimally-invasive technologies, the Company designs, develops, manufactures and markets non‑invasive medical aesthetic products that target a wide array of procedures including permanent hair reduction, facial skin rejuvenation, wrinkle reduction, cellulite treatment, skin appearance and texture and superficial benign vascular and pigmented lesions. The Company also designs, develops, manufactures and markets hands-free medical aesthetic products that target a wide array of procedures such as skin tightening, fat reduction and muscle stimulation.

The Company has wholly-owned subsidiaries located in the United States and Canada (“North America”), Hong Kong, Japan, Spain, two subsidiaries in Israel, India, Australia, China, the United Kingdom (“UK”), France and Italy. During the third and fourth quarter of 2021 the Company established a second wholly owned subsidiary in Israel and a wholly owned subsidiary in Italy, respectively. The Company’s subsidiaries are referred to collectively herein as the “Subsidiaries.” The Company sells its products primarily through its Subsidiaries. See note 13b for an update regarding change in ownership of the China and UK subsidiaries.